OMB APPROVAL
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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .20.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2011 to June 30, 2011

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2011

Classes ADV, I, S and S2

ING Variable Products Trust

Domestic Equity Growth Portfolios

■ ING MidCap Opportunities Portfolio

■ ING SmallCap Opportunities Portfolio

International Equity Portfolio

■ ING International Value Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	5

Statements of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	9

Notes to Financial Statements	11

Summary Portfolios of Investments	22

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country's largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor's to downgrade the United States' long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00 — 0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor? Diversify across the globe. Don't give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio's diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
August 12, 2011

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product ("GDP") growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers' indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the "double dip" in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world's second largest economy and the U.S. as the world's biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks' reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers' index was registering near-stagnation.

Arguably the largest single depressant to investors' risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders' openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
MidCap Opportunities	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
Class ADV	$1,000.00	$1,099.50	1.34%	$6.98	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,102.70	0.84	4.38	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,101.20	1.09	5.68	1,000.00	1,019.39	1.09	5.46
Class S2	1,000.00	1,100.10	1.24	6.46	1,000.00	1,018.65	1.24	6.21
SmallCap Opportunities
Class ADV	$1,000.00	$1,082.20	1.39%	$7.18	$1,000.00	$1,017.90	1.39%	$6.95
Class I	1,000.00	1,085.10	0.89	4.60	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,083.20	1.14	5.89	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,082.60	1.29	6.66	1,000.00	1,018.40	1.29	6.46
International Value
Class ADV	$1,000.00	$1,050.50	1.50%	$7.63	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,053.00	1.00	5.09	1,000.00	1,019.84	1.00	5.01
Class S	1,000.00	1,050.40	1.20	6.10	1,000.00	1,018.84	1.20	6.01
Class S2	1,000.00	1,051.10	1.40	7.12	1,000.00	1,017.85	1.40	7.00

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio	ING International Value Portfolio
ASSETS:
Investments in securities at value+*	$983,845,740	$202,851,653	$220,331,958
Short-term investments at value**	45,104,291	22,627,669	15,846,343
Cash	13,446	848	671
Foreign currencies at value***	—	—	258,839
Receivables:
Investment securities sold	15,573,750	2,829,026	—
Fund shares sold	1,741,257	90,062	426,445
Dividends	490,622	59,566	660,315
Prepaid expenses	3,292	724	1,277
Reimbursement due from manager	—	—	10,510
Total assets	1,046,772,398	228,459,548	237,536,358
LIABILITIES:
Payable for investment securities purchased	12,292,191	2,279,693	—
Payable for fund shares redeemed	1,257,225	216,922	11,917
Payable upon receipt of securities loaned	23,552,440	17,770,128	12,977,256
Unrealized depreciation on forward foreign currency contracts	—	—	1,274
Payable to affiliates	754,819	157,731	165,172
Payable for trustee fees	8,151	1,681	1,811
Other accrued expenses and liabilities	150,211	45,082	227,887
Total liabilities	38,015,037	20,471,237	13,385,317
NET ASSETS	$1,008,757,361	$207,988,311	$224,151,041
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$830,465,463	$166,165,666	$383,906,684
Undistributed net investment income (accumulated net investment loss)	389,420	(314,385)	2,856,437
Accumulated net realized gain (loss)	9,530,756	9,720,988	(176,331,041)
Net unrealized appreciation	168,371,722	32,416,042	13,718,961
NET ASSETS	$1,008,757,361	$207,988,311	$224,151,041
+ Including securities loaned at value	$22,824,944	$17,308,057	$12,414,994
* Cost of investments in securities	$815,210,869	$170,342,152	$206,549,003
** Cost of short-term investments	$45,367,440	$22,721,128	$15,915,256
*** Cost of foreign currencies	$—	$—	$257,428
Class ADV:
Net Assets	$29,508,525	$4,263,583	$38,738
Shares outstanding(1)	2,342,664	190,635	4,379
Net asset value and redemption price per share	$12.60	$22.37	$8.85
Class I:
Net Assets	$453,123,491	$129,213,060	$213,529,261
Shares outstanding(1)	35,164,908	5,596,556	23,966,604
Net asset value and redemption price per share	$12.89	$23.09	$8.91
Class S:
Net Assets	$523,765,583	$73,284,028	$10,578,145
Shares outstanding(1)	41,511,502	3,252,269	1,168,750
Net asset value and redemption price per share	$12.62	$22.53	$9.05
Class S2:
Net Assets	$2,359,762	$1,227,640	$4,897
Shares outstanding(1)	186,668	54,755	552
Net asset value and redemption price per share	$12.64	$22.42	$8.86

(1)  Unlimited shares authorized, $0.01 par value.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio	ING International Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,890,092	$639,090	$4,742,562
Securities lending income, net	54,832	28,345	244,944
Total investment income	4,944,924	667,435	4,987,506
EXPENSES:
Investment management fees	3,225,885	744,748	949,668
Distribution and service fees:
Class ADV	54,670	8,196	86
Class S	620,461	90,245	13,683
Class S2	4,406	1,740	10
Transfer agent fees	658	184	259
Administrative service fees	461,955	99,299	117,410
Shareholder reporting expense	64,124	4,370	17,576
Professional fees	41,187	13,162	30,032
Custody and accounting expense	38,010	15,204	71,071
Trustee fees	9,146	2,172	4,884
Miscellaneous expense	15,060	2,848	8,930
Interest expense	383	—	562
Total expenses	4,535,945	982,168	1,214,171
Net recouped (waived and reimbursed) fees	19,559	(348)	(24,103)
Net expenses	4,555,504	981,820	1,190,068
Net investment income (loss)	389,420	(314,385)	3,797,438
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	92,859,408	18,783,937	6,618,440
Foreign currency related transactions	—	—	(42,712)
Net realized gain	92,859,408	18,783,937	6,575,728
Net change in unrealized appreciation or depreciation on:
Investments	(8,405,479)	(2,524,605)	2,076,490
Foreign currency related transactions	—	—	34,626
Net change in unrealized appreciation or depreciation	(8,405,479)	(2,524,605)	2,111,116
Net realized and unrealized gain	84,453,929	16,259,332	8,686,844
Increase in net assets resulting from operations	$84,843,349	$15,944,947	$12,484,282
* Foreign taxes withheld	$—	$590	$533,862

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MidCap Opportunities Portfolio		ING SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$389,420	$3,111,894	$(314,385)	$(378,742)
Net realized gain	92,859,408	102,954,077	18,783,937	25,492,851
Net change in unrealized appreciation or depreciation	(8,405,479)	76,358,046	(2,524,605)	18,933,142
Increase in net assets resulting from operations	84,843,349	182,424,017	15,944,947	44,047,251
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(34,995)	—	—
Class I	—	(2,157,098)	—	—
Class S	—	(1,931,267)	—	—
Class S2	—	(1,857)	—	—
Total distributions	—	(4,125,217)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	211,093,313	185,904,598	41,104,484	28,792,551
Proceeds from shares issued in merger (Note 10)	—	8,935,072	—	—
Reinvestment of distributions	—	4,125,207	—	—
	211,093,313	198,964,877	41,104,484	28,792,551
Cost of shares redeemed	(103,938,175)	(133,268,484)	(37,454,568)	(26,083,346)
Net increase in net assets resulting from capital share transactions	107,155,138	65,696,393	3,649,916	2,709,205
Net increase in net assets	191,998,487	243,995,193	19,594,863	46,756,456
NET ASSETS:
Beginning of period	816,758,874	572,763,681	188,393,448	141,636,992
End of period	$1,008,757,361	$816,758,874	$207,988,311	$188,393,448
Undistributed net investment income (accumulated net investment loss) at end of period	$389,420	$—	$(314,385)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING International Value Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$3,797,438	$6,415,692
Net realized gain on investments	6,575,728	23,074,630
Net change in unrealized appreciation or depreciation	2,111,116	(31,261,328)
Increase (decrease) in net assets resulting from operations	12,484,282	(1,771,006)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(76)	(365)
Class I	(770,496)	(6,681,877)
Class S	(31,506)	(197,642)
Class S2	(12)	(73)
Total distributions	(802,090)	(6,879,957)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,194,645	24,400,483
Reinvestment of distributions	802,078	6,879,884
	2,996,723	31,280,367
Cost of shares redeemed	(32,467,434)	(192,480,609)
Net decrease in net assets resulting from capital share transactions	(29,470,711)	(161,200,242)
Net decrease in net assets	(17,788,519)	(169,851,205)
NET ASSETS:
Beginning of period	241,939,560	411,790,765
End of period	$224,151,041	$241,939,560
Undistributed (distributions in excess of) net investment income at end of period	$2,856,437	$(138,911)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)	($)	($)	($)	($)	($)
ING MidCap Opportunities Portfolio
Class ADV
06-30-11	11.46	(0.01)	1.15	1.14	—	—	—
12-31-10	8.88	0.08 •	2.54	2.62	0.04	—	—
12-31-09	6.32	0.03 •	2.54	2.57	0.01	—	—
12-31-08	10.20	(0.03)•	(3.85)	(3.88)	—	—	—
12-31-07	8.16	(0.07)	2.11	2.04	—	—	—
12-29-06(4)-12-31-06	8.16 *	(0.00)*	—	(0.00)*	—	—	—
Class I
06-30-11	11.69	0.01	1.19	1.20	—	—	—
12-31-10	9.03	0.06	2.67	2.73	0.07	—	—
12-31-09	6.40	0.04	2.61	2.65	0.02	—	—
12-31-08	10.26	0.01	(3.87)	(3.86)	—	—	—
12-31-07	8.16	(0.03)	2.13	2.10	—	—	—
12-31-06	7.57	(0.03)	0.62	0.59	—	—	—
Class S
06-30-11	11.46	(0.00)*	1.16	1.16	—	—	—
12-31-10	8.86	0.03 •	2.62	2.65	0.05	—	—
12-31-09	6.29	0.02	2.56	2.58	0.01	—	—
12-31-08	10.10	(0.00)*	(3.81)	(3.81)	—	—	—
12-31-07	8.05	(0.06)	2.11	2.05	—	—	—
12-31-06	7.48	(0.05)	0.62	0.57	—	—	—
Class S2
06-30-11	11.49	(0.00)*	1.15	1.15	—	—	—
12-31-10	8.89	0.08 •	2.56	2.64	0.04	—	—
02-27-09(4)-12-31-09	5.55	0.01	3.34	3.35	0.01	—	—
ING SmallCap Opportunities Portfolio
Class ADV
06-30-11	20.67	(0.06)	1.76	1.70	—	—	—
12-31-10	15.69	(0.10)•	5.08	4.98	—	—	—
12-31-09	12.04	(0.08)•	3.73	3.65	—	—	—
11-20-08(4)-12-31-08	9.63	(0.01)	2.41	2.40	—	—	—
Class I
06-30-11	21.28	(0.02)	1.83	1.81	—	—	—
12-31-10	16.08	(0.02)	5.22	5.20	—	—	—
12-31-09	12.27	(0.02)	3.83	3.81	—	—	—
12-31-08	21.98	(0.01)	(6.61)	(6.62)	—	3.10	—
12-31-07	19.97	0.01	2.00	2.01	—	—	—
12-31-06	17.74	(0.07)	2.30	2.23	—	—	—
Class S
06-30-11	20.80	(0.05)	1.78	1.73	—	—	—
12-31-10	15.75	(0.07)	5.12	5.05	—	—	—
12-31-09	12.05	(0.05)	3.75	3.70	—	—	—
12-31-08	21.68	(0.05)	(6.49)	(6.54)	—	3.10	—
12-31-07	19.74	(0.03)	1.97	1.94	—	—	—
12-31-06	17.57	(0.11)	2.28	2.17	—	—	—
Class S2
06-30-11	20.71	(0.04)	1.75	1.71	—	—	—
12-31-10	15.71	(0.09)•	5.09	5.00	—	—	—
02-27-09(4)-12-31-09	9.88	(0.06)	5.89	5.83	—	—	—

							Ratios to average net assets							Supplemental data
	Total distributions	Payments by affiliates		Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING MidCap Opportunities Portfolio
Class ADV
06-30-11	—	—		12.60	9.95		1.33	1.34		1.34		(0.22)		29,509	39
12-31-10	0.04	—		11.46	29.57		1.36	1.29	†	1.29	†	0.75	†	15,119	96
12-31-09	0.01	—		8.88	40.65		1.40	1.14	†	1.14	†	0.36	†	957	169
12-31-08	—	0.00	*	6.32	(38.04	)(a)	1.38	1.20	†	1.20	†	(0.40	)†	1	191
12-31-07	—	—		10.20	25.00		1.39	1.40		1.40		(0.79)		1	186
12-29-06(4)-12-31-06	—	—		8.16 (b)	—		1.45	1.40		1.40		(1.40)		1	139
Class I
06-30-11	—	—		12.89	10.27		0.83	0.84		0.84		0.25		453,123	39
12-31-10	0.07	—		11.69	30.36		0.86	0.79	†	0.79	†	0.62	†	350,626	96
12-31-09	0.02	—		9.03	41.44		0.90	0.64	†	0.64	†	0.46	†	238,426	169
12-31-08	—	0.00	*	6.40	(37.62	)(a)	0.88	0.70	†	0.70	†	0.11	†	195,295	191
12-31-07	—	—		10.26	25.74		0.89	0.90		0.90		(0.39)		91,459	186
12-31-06	—	—		8.16	7.79		0.95	0.90		0.90		(0.32)		71,154	139
Class S
06-30-11	—	—		12.62	10.12		1.08	1.09		1.09		(0.04)		523,766	39
12-31-10	0.05	—		11.46	29.96		1.11	1.04	†	1.04	†	0.35	†	450,115	96
12-31-09	0.01	—		8.86	41.04		1.15	0.89	†	0.89	†	0.25	†	333,376	169
12-31-08	—	0.00	*	6.29	(37.72	)(a)	1.13	0.90	†	0.90	†	(0.02	)†	249,953	191
12-31-07	—	—		10.10	25.47		1.14	1.10		1.10		(0.59)		33,491	186
12-31-06	—	—		8.05	7.62		1.20	1.10		1.10		(0.53)		33,810	139
Class S2
06-30-11	—	—		12.64	10.01		1.33	1.24		1.24		(0.10)		2,360	39
12-31-10	0.04	—		11.49	29.67		1.36	1.19	†	1.19	†	0.71	†	900	96
02-27-09(4)-12-31-09	0.01	—		8.89	60.41		1.40	1.04	†	1.04	†	0.14	†	5	169
ING SmallCap Opportunities Portfolio
Class ADV
06-30-11	—	—		22.37	8.22		1.39	1.39		1.39		(0.70)		4,264	37
12-31-10	—	—		20.67	31.74		1.40	1.40	†	1.40	†	(0.57	)†	2,120	97
12-31-09	—	—		15.69	30.32		1.46	1.43	†	1.43	†	(0.61	)†	88	139
11-20-08(4)-12-31-08	—	0.01		12.04	25.03	(c)	1.43	1.40	†	1.40	†	(0.93	)†	4	148
Class I
06-30-11	—	—		23.09	8.51		0.89	0.89		0.89		(0.22)		129,213	37
12-31-10	—	—		21.28	32.34		0.90	0.90	†	0.90	†	(0.14	)†	113,938	97
12-31-09	—	—		16.08	31.05		0.96	0.93	†	0.93	†	(0.12	)†	79,291	139
12-31-08	3.10	0.01		12.27	(34.48	)(c)	0.93	0.90	†	0.90	†	(0.04	)†	56,476	148
12-31-07	—	—		21.98	10.07		0.90	0.90	†	0.90	†	0.07	†	83,695	97
12-31-06	—	—		19.97	12.57		0.93	0.90		0.90		(0.35)		81,210	84
Class S
06-30-11	—	—		22.53	8.32		1.14	1.14		1.14		(0.47)		73,284	37
12-31-10	—	—		20.80	32.06		1.15	1.15	†	1.15	†	(0.39	)†	71,992	97
12-31-09	—	—		15.75	30.71		1.21	1.17	†	1.17	†	(0.36	)†	62,253	139
12-31-08	3.10	0.01		12.05	(34.59	)(c)	1.18	1.10	†	1.10	†	(0.26	)†	54,163	148
12-31-07	—	—		21.68	9.83		1.15	1.10	†	1.10	†	(0.14	)†	105,212	97
12-31-06	—	—		19.74	12.35		1.18	1.10		1.10		(0.55)		122,526	84
Class S2
06-30-11	—	—		22.42	8.26		1.39	1.29		1.29		(0.61)		1,228	37
12-31-10	—	—		20.71	31.83		1.40	1.30	†	1.30	†	(0.50	)†	344	97
02-27-09(4)-12-31-09	—	—		15.71	59.01		1.46	1.33	†	1.33	†	(0.54	)†	5	139

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING International Value Portfolio
Class ADV
06-30-11	8.44	0.13	•	0.30	0.43	0.02	—	—
12-31-10	8.41	0.11		0.05	0.16	0.13	—	—
12-31-09	6.74	0.09		1.70	1.79	0.12	—	—
12-31-08	14.21	0.22		(5.67)	(5.45)	0.25	1.78	—
12-31-07	15.26	0.19		1.60	1.79	0.19	2.65	—
12-29-06(4)-12-31-06	15.26	(0.00	)•*	—	(0.00)*	—	—	—
Class I
06-30-11	8.49	0.14	•	0.31	0.45	0.03	—	—
12-31-10	8.46	0.16	•	0.04	0.20	0.17	—	—
12-31-09	6.77	0.13		1.68	1.81	0.12	—	—
12-31-08	14.24	0.27		(5.67)	(5.40)	0.30	1.78	—
12-31-07	15.26	0.28		1.62	1.90	0.27	2.65	—
12-31-06	12.73	0.34		3.36	3.70	0.35	0.82	—
Class S
06-30-11	8.64	0.14		0.30	0.44	0.03	—	—
12-31-10	8.60	0.13		0.06	0.19	0.15	—	—
12-31-09	6.93	0.11		1.68	1.79	0.12	—	—
12-31-08	14.39	0.25		(5.66)	(5.41)	0.28	1.78	—
12-31-07	15.41	0.23		1.64	1.87	0.24	2.65	—
12-31-06	12.88	0.28		3.39	3.67	0.32	0.82	—
Class S2
06-30-11	8.45	0.13	•	0.30	0.43	0.02	—	—
12-31-10	8.42	0.12		0.04	0.16	0.13	—	—
02-27-09(4)-12-31-09	5.43	0.09		3.01	3.10	0.11	—	—

						Ratios to average net assets							Supplemental data
	Total distributions	Payments by affiliates	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING International Value Portfolio
Class ADV
06-30-11	0.02	—	8.85	5.09		1.52	1.50		1.50		2.98		39	34
12-31-10	0.13	—	8.44	2.02		1.56	1.50	†	1.50	†	1.28	†	31	155
12-31-09	0.12	—	8.41	26.88		1.55	1.51	†	1.51	†	1.10	†	21	214
12-31-08	2.03	0.01	6.74	(43.11	)(d)	1.56	1.50	†	1.50	†	2.06	†	0 **	207
12-31-07	2.84	—	14.21	12.63		1.69	1.50	†	1.50	†	1.25	†	1	202
12-29-06(4)-12-31-06	—	—	15.26 (b)	—		1.69	1.50	†	1.50	†	(1.50	)†	1	146
Class I
06-30-11	0.03	—	8.91	5.30		1.02	1.00		1.00		3.25		213,529	34
12-31-10	0.17	—	8.49	2.50		1.06	1.00	†	1.00	†	1.96	†	230,836	155
12-31-09	0.12	—	8.46	27.18		1.05	1.01	†	1.01	†	1.70	†	399,689	214
12-31-08	2.08	0.01	6.77	(42.76	)(d)	1.06	1.00	†	1.00	†	2.59	†	340,022	207
12-31-07	2.92	—	14.24	13.44		1.19	1.00	†	1.00	†	1.77	†	515,883	202
12-31-06	1.17	—	15.26	29.44		1.19	1.00	†	1.00	†	2.40	†	460,381	146
Class S
06-30-11	0.03	—	9.05	5.04		1.27	1.20		1.20		2.99		10,578	34
12-31-10	0.15	—	8.64	2.36		1.31	1.20	†	1.20	†	1.61	†	11,068	155
12-31-09	0.12	—	8.60	26.13		1.30	1.21	†	1.21	†	1.44	†	12,076	214
12-31-08	2.06	0.01	6.93	(42.31	)(d)	1.31	1.20	†	1.20	†	2.35	†	9,782	207
12-31-07	2.89	—	14.39	13.06		1.44	1.20	†	1.20	†	1.44	†	13,668	202
12-31-06	1.14	—	15.41	28.81		1.44	1.20	†	1.20	†	2.00	†	7,007	146
Class S2
06-30-11	0.02	—	8.86	5.11		1.52	1.40		1.40		2.95		5	34
12-31-10	0.13	—	8.45	2.09		1.56	1.40	†	1.40	†	1.47	†	5	155
02-27-09(4)-12-31-09	0.11	—	8.42	57.63		1.55	1.41	†	1.41	†	1.39	†	5	214

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)  Commencement of operations.
•  Calculated using average number of shares outstanding throughout the period.
*  Amount is more than $(0.005) or less than $0.005
**  Amount is less than $500.
†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
(a)  There was no impact on total return due to payment by affiliate in 2008.
(b)  For ING MidCap Opportunities Portfolio amount was previously reported as $8.20 and has been corrected to reflect the actual NAV. For ING International Value Portfolio amount was previously reported as $15.38 and has been corrected to reflect the actual NAV.
(c)  Excluding a $110,798 payment by affiliate in 2008, Small Cap Opportunities total return would have been 24.72%, (34.52)% and (34.64)% for Classes ADV, I and S, respectively.
(d)  Excluding a $729,720 payment by affiliate in 2008, International Value total return would have been (43.18)%, (42.86)% and (42.43)% on Classes ADV, I and S, respectively.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Products Trust (the "Trust") is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. There are three active separate investment series which comprise the Trust: ING MidCap Opportunities Portfolio ("MidCap Opportunities"), ING SmallCap Opportunities Portfolio ("SmallCap Opportunities") and ING International Value Portfolio ("International Value"); each, a "Portfolio" and collectively, the "Portfolios."

Each Portfolio offers Adviser Class ("Class ADV") shares, Class I shares, Class S shares and Service 2 Class ("Class S2") shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. serves as the sub-adviser ("ING IM" or the "Sub-Adviser") to the Portfolios. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's and/or Sub-Adviser's loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Portfolios' advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios' valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolios of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by a Portfolio. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios did not hold any open futures contracts at June 30, 2011.

H. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. SmallCap Opportunities and MidCap Opportunities have the option to temporarily loan up to 33% (and International Value 33 1/3%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J. Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as that term is used in the 1940 Act, determined under procedures approved by the Board.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
MidCap Opportunities	$447,639,059	$360,849,709
SmallCap Opportunities	75,203,516	72,749,250
International Value	80,306,945	107,013,347

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement ("Investment Management Agreement") with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.75% on the first $250 million, 0.70% on the next $400 million, 0.65% on the next $450 million, and 0.60% in excess of $1.1 billion of the average daily net assets for MidCap Opportunities. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of the average daily net assets for SmallCap Opportunities. Effective February 1, 2011, the Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.80% on the first $250 million, 0.75% on the next $500 million, and 0.70% in excess of $750 million of the average daily net assets for International Value. Prior to February 1, 2011, the Investment Adviser received an investment advisory fee calculated at an annual rate of 0.85% of the average daily net assets for International Value.

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

IFS acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio's operations and is responsible for the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio's average daily net assets.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statement of Operations.

NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Class ADV and Class S2 shares of the Portfolios are subject to a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, IID is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of each Portfolio, so that the actual fee paid by Class S2 of a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2012.

Class S shares of the Portfolios are subject to a Shareholder Services Plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Distributor is entitled to use the proceeds from the Shareholder Services Plan to pay for services including, but not limited to, providing information about the Portfolios and delivering Portfolio documents.

The Distributor has agreed to voluntarily waive 0.05% of average daily net assets of Class S related to the shareholder service fee for International Value through May 1, 2012.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Fund	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
MidCap Opportunities	$558,746	$80,270	$115,803	$754,819
SmallCap Opportunities	124,554	16,607	16,570	157,731
International Value	145,291	18,161	1,720	165,172

At June 30, 2011, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Porfolio	Percentage (%)
ING Life Insurance and Annuity Company	MidCap Opportunities	11.30%
	SmallCap Opportunities	32.49%
	International Value	85.52%
ING National Trust	SmallCap Opportunities	10.79%
ING USA Annuity and Life Insurance	MidCap Opportunities	49.37%
	SmallCap Opportunities	33.62%
Reliastar Life Insurance Company	SmallCap Opportunities	18.25%
	International Value	9.82%
ING Solution 2025 Portfolio	MidCap Opportunities	5.19%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT

ING Investments has entered into a written expense limitation agreement ("Expense Limitation Agreement") with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
MidCap Opportunities(1)	1.40%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	1.17%	1.32%
International Value	1.50%	1.00%	1.20%	1.40%

(1)  Pursuant to a side agreement, ING Investments has further lowered the expense limits for MidCap Opportunities through at least May 2, 2012. The expense limits for MidCap Opportunities are 1.35%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class S and Class S2, respectively.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the particular Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2011, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2012	2013	2014	Total
MidCap Opportunities	$1,261,632	$1,160,540	$2,460	$2,424,632
SmallCap Opportunities	36,492	28,418	—	64,910
International Value	291,429	120,260	77,294	488,983

These amounts do not include shareholding servicing fees voluntarily waived by the Distributor or Administrator.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

Each of the Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. Effective May 27, 2011, the funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 27, 2011, the funds to which the line of credit is available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2011:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
SmallCap Opportunities	7	$1,436,429	1.39%
International Value	9	1,628,889	1.40%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
MidCap Opportunities
Class ADV
06-30-11	1,109,882	—	(86,941)	1,022,941	13,541,868	—	(1,070,358)	12,471,510
12-31-10	1,034,041	3,221	(33,441)	1,211,890	10,546,105	34,995	(336,034)	12,168,865
Class I
06-30-11	9,201,178	—	(4,029,963)	5,171,215	116,641,286	—	(50,196,919)	66,444,367
12-31-10	10,488,694	202,264	(7,335,991)	3,604,180	104,460,059	2,157,098	(74,534,374)	34,434,571

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
MidCap Opportunities (continued)
Class S
06-30-11	6,552,106	—	(4,315,137)	2,236,969	79,211,686	—	(52,273,083)	26,938,603
12-31-10	7,104,338	184,331	(6,146,850)	1,645,314	70,059,884	1,931,267	(58,352,491)	18,293,402
Class S2
06-30-11	140,821	—	(32,453)	108,368	1,698,473	—	(397,815)	1,300,658
12-31-10	78,905	167	(4,116)	77,759	838,550	1,847	(45,585)	799,555
SmallCap Opportunities
Class ADV
06-30-11	127,001	—	(38,941)	88,060	2,737,410	—	(844,159)	1,893,251
12-31-10	108,850	—	(11,911)	96,939	2,018,092	—	(232,866)	1,785,226
Class I
06-30-11	1,629,119	—	(1,385,806)	243,313	36,358,357	—	(30,901,544)	5,456,813
12-31-10	1,377,297	—	(955,886)	421,411	25,504,565	—	(16,351,448)	9,153,117
Class S
06-30-11	48,056	—	(257,225)	(209,169)	1,047,282	—	(5,566,361)	(4,519,079)
12-31-10	53,414	—	(544,598)	(491,184)	954,106	—	(9,487,146)	(8,533,040)
Class S2
06-30-11	44,720	—	(6,554)	38,166	961,435	—	(142,504)	818,931
12-31-10	16,878	—	(593)	16,285	315,788	—	(11,886)	303,902
International Value
Class ADV
06-30-11	727	9	(7)	729	6,447	76	(59)	6,464
12-31-10	1,210	48	(71)	1,187	9,714	365	(588)	9,491
Class I
06-30-11	219,332	86,475	(3,527,796)	(3,221,989)	1,937,336	770,496	(31,171,886)	(28,464,054)
12-31-10	2,877,249	857,281	(23,802,680)	(20,068,150)	23,499,837	6,681,877	(190,383,880)	(160,202,166)
Class S
06-30-11	28,147	3,477	(144,332)	(112,708)	250,862	31,506	(1,295,489)	(1,013,121)
12-31-10	107,200	24,920	(254,107)	(121,987)	890,932	197,642	(2,096,141)	(1,007,567)
Class S2
06-30-11	—	—	—	—	—	—	—	—
12-31-10	—	—	—	—	—	—	—	—

NOTE 10 — REORGANIZATIONS

On August 20, 2010, MidCap Opportunities ("Acquiring Portfolio") acquired all of the net assets of ING Baron Asset Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on August 10, 2010. The primary purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended December 31, 2010, are as follows:

Net investment income	$3,076,969
Net realized and unrealized gain on investments	$179,315,546
Net increase in net assets resulting from operations	$182,392,515

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — REORGANIZATIONS (continued)

Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 20, 2010. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
MidCap Opportunities	ING Baron Asset Portfolio	$8,935	$623,864	$1,823	$53	1.0087

The net assets of MidCap Opportunities after the acquisition were $632,799,125.

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned when the transaction is entered into and is adjusted daily for changes in the market values of the securities on loan. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B ("BICR — Series B"), each a series within the BNY Institutional Cash Reserves Fund Trust (collectively, the "BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2011, the BICR-Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the "Lehman Securities"). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the "Capital Support Agreement") extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the Lehman Securities held by BICR-Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Funds) and subject, in part, to the Portfolios' continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio's investment in BICR-Series B includes the value of the underlying securities held by BICR-Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR-Series B are included in the Summary Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR-Series B is included in Net unrealized appreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2011, the Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
MidCap Opportunities	$22,824,944	$23,552,440
SmallCap Opportunities	17,308,057	17,770,128
International Value	12,414,994	12,977,256

*  Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio's Summary Portfolio of Investments.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by a Portfolio and their corresponding risks, see each Portfolio's most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (MidCap Opportunities and International Value). Investments in foreign securities may entail risks not present in domestic investments.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (International Value). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	Ordinary Income	Ordinary Income
MidCap Opportunities	$—	$4,125,217
International Value	802,090	6,879,957

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
MidCap Opportunities	$—	$174,922,454	$—	$(778,476)	2015
				(72,865,134)	2016
				(7,830,295)	2017
				$(81,473,905)*
SmallCap Opportunities	—	31,945,846	—	$(6,068,148)	2017
International Value	17,641	10,270,064	(39,675)	$(76,969,718)	2016
				(104,716,147)	2017
				$(181,685,865)

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios' fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements". ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards ("IFRSs"). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the following Portfolio declared dividends of:

	Per Share Amounts
	Net Investment Income	Payable Date	Record Date
International Value
Class ADV	$0.1075	July 5, 2011	June 30, 2011
Class I	$0.1180	July 5, 2011	June 30, 2011
Class S	$0.1133	July 5, 2011	June 30, 2011
Class S2	$0.1098	July 5, 2011	June 30, 2011

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	21.2%
Consumer Discretionary	16.8%
Industrials	14.3%
Health Care	13.0%
Energy	8.8%
Materials	7.7%
Financials	7.3%
Consumer Staples	7.2%
Telecommunication Services	1.2%
Other Assets and Liabilities - Net*	2.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 16.8%
408,370		Bed Bath & Beyond, Inc.	$23,836,557	2.4
215,086		Coach, Inc.	13,750,448	1.4
523,080		Foot Locker, Inc.	12,428,381	1.2
486,370		Harley-Davidson, Inc.	19,926,579	2.0
1,094,370		Interpublic Group of Cos., Inc.	13,679,625	1.4
171,240	@	Liberty Media Corp. - Starz	12,884,098	1.3
561,260		Macy's, Inc.	16,411,242	1.6
388,980		Marriott International, Inc.	13,804,900	1.4
933,900	L	Regal Entertainment Group	11,533,665	1.1
218,300		Ross Stores, Inc.	17,490,196	1.7
398,834		Wyndham Worldwide Corp.	13,420,764	1.3
			169,166,455	16.8
		Consumer Staples: 7.2%
613,510		Coca-Cola Enterprises, Inc.	17,902,222	1.8
219,230		Herbalife Ltd.	12,636,417	1.3
289,420		Hershey Co.	16,453,527	1.6
253,508		Whole Foods Market, Inc.	16,085,083	1.6
86,520		Other Securities	9,419,432	0.9
			72,496,681	7.2
		Energy: 8.8%
493,379		Arch Coal, Inc.	13,153,484	1.3
193,240		Murphy Oil Corp.	12,688,139	1.3
764,675		Precision Drilling Corp.	10,980,733	1.1
345,100		Range Resources Corp.	19,153,050	1.9
231,940		Whiting Petroleum Corp.	13,199,705	1.3
720,820		Other Securities	19,178,622	1.9
			88,353,733	8.8

Shares			Value	Percentage of Net Assets
		Financials: 7.3%
186,860	L	Digital Realty Trust, Inc.	$11,544,211	1.1
87,380		Intercontinental Exchange, Inc.	10,897,160	1.1
320,780		Lazard Ltd.	11,900,938	1.2
1,562,677		Other Securities	39,400,945	3.9
			73,743,254	7.3
		Health Care: 13.0%
390,360		Agilent Technologies, Inc.	19,951,300	2.0
159,330		Cooper Cos., Inc.	12,625,309	1.2
552,040		Healthsouth Corp.	14,491,050	1.4
209,430		Laboratory Corp. of America Holdings	20,270,730	2.0
226,880		St. Jude Medical, Inc.	10,817,638	1.1
156,630		Waters Corp.	14,995,756	1.5
232,896		Watson Pharmaceuticals, Inc.	16,006,942	1.6
636,720		Other Securities	22,119,658	2.2
			131,278,383	13.0
		Industrials: 14.3%
172,680		Dover Corp.	11,707,704	1.1
149,687		Gardner Denver, Inc.	12,581,192	1.2
177,192		Roper Industries, Inc.	14,760,094	1.5
175,140	@	TransDigm Group, Inc.	15,971,016	1.6
342,720		Trinity Industries, Inc.	11,954,074	1.2
344,750	@	Verisk Analytics, Inc.	11,935,245	1.2
456,500		Waste Connections, Inc.	14,484,745	1.4
933,547		Other Securities	51,194,883	5.1
			144,588,953	14.3
		Information Technology: 21.2%
384,230		Adobe Systems, Inc.	12,084,033	1.2
404,740		Analog Devices, Inc.	15,841,524	1.6
360,503		Autodesk, Inc.	13,915,416	1.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
332,670		BMC Software, Inc.	$18,197,049	1.8
195,680		Check Point Software Technologies	11,124,408	1.1
240,112		Citrix Systems, Inc.	19,208,960	1.9
262,690		Gartner, Inc.	10,583,780	1.1
369,220		Intuit, Inc.	19,147,749	1.9
251,050		Lam Research Corp.	11,116,494	1.1
292,090		Micros Systems, Inc.	14,519,794	1.4
370,670		VeriSign, Inc.	12,402,618	1.2
862,670		Western Union Co.	17,279,280	1.7
1,700,184		Other Securities	38,751,691	3.8
			214,172,796	21.2
		Materials: 7.7%
243,410		Albemarle Corp.	16,843,972	1.7
367,960		Ecolab, Inc.	20,745,584	2.1
267,910		Sigma-Aldrich Corp.	19,659,236	1.9
466,340		Other Securities	20,386,471	2.0
			77,635,263	7.7
		Telecommunication Services: 1.2%
324,960		SBA Communications Corp.	12,410,222	1.2
		Total Common Stock ( Cost $815,210,869 )	983,845,740	97.5
SHORT-TERM INVESTMENTS: 4.5%
		Securities Lending Collateralcc: 2.3%
22,236,695		BNY Mellon Overnight Government Fund (1)	22,236,695	2.2
1,315,745	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,052,596	0.1
		Total Securities Lending Collateral ( Cost $23,552,440 )	23,289,291	2.3
		Mutual Funds: 2.2%
21,815,000		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $21,815,000 )	21,815,000	2.2
		Total Short-Term Investments ( Cost $45,367,440 )	45,104,291	4.5
		Total Investments in Securities ( Cost $860,578,309 ) *	$1,028,950,031	102.0
		Liabilities in Excess of Other Assets	(20,192,670)	(2.0)
		Net Assets	$1,008,757,361	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $862,042,391.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$177,402,846
Gross Unrealized Depreciation	(10,495,206)
Net Unrealized Appreciation	$166,907,640

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$983,845,740	$—	$—	$983,845,740
Short-Term Investments	44,051,695	—	1,052,596	45,104,291
Total Investments, at value	$1,027,897,435	$—	$1,052,596	$1,028,950,031

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596
Total Investments, at value	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	25.0%
Health Care	17.6%
Industrials	17.5%
Consumer Discretionary	15.4%
Financials	9.6%
Energy	5.4%
Materials	3.1%
Consumer Staples	2.0%
Telecommunication Services	1.1%
Utilities	0.8%
Other Assets and Liabilities - Net*	2.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Consumer Discretionary: 15.4%
43,649		Arbitron, Inc.	$1,804,013	0.9
87,766		Cinemark Holdings, Inc.	1,817,634	0.9
41,999		Hibbett Sporting Goods, Inc.	1,709,779	0.8
55,351	L	Life Time Fitness, Inc.	2,209,058	1.0
66,007	L	Lumber Liquidators	1,676,578	0.8
50,850		Monro Muffler, Inc.	1,896,197	0.9
47,200	L	PF Chang's China Bistro, Inc.	1,899,328	0.9
107,400		Sally Beauty Holdings, Inc.	1,836,540	0.9
1,135,099		Other Securities	17,274,967	8.3
			32,124,094	15.4
		Consumer Staples: 2.0%
23,700	L	Diamond Foods, Inc.	1,809,258	0.8
78,750		Other Securities	2,466,918	1.2
			4,276,176	2.0
		Energy: 5.4%
42,900		Bill Barrett Corp.	1,988,415	0.9
52,700		Carrizo Oil & Gas, Inc.	2,200,225	1.1
29,982		Dril-Quip, Inc.	2,033,679	1.0
112,115		McMoRan Exploration Co.	2,071,885	1.0
60,400		Other Securities	2,906,161	1.4
			11,200,365	5.4
		Financials: 8.1%
26,600		Digital Realty Trust, Inc.	1,643,348	0.8
93,000	@	Dollar Financial Corp.	2,013,450	1.0
66,762		Ezcorp, Inc.	2,375,058	1.1
24,562		Portfolio Recovery Associates, Inc.	2,082,612	1.0

Shares			Value	Percentage of Net Assets
29,900	L	Signature Bank	$1,710,280	0.8
35,600		SVB Financial Group	2,125,676	1.0
89,200		Tanger Factory Outlet Centers, Inc.	2,387,884	1.2
263,369		Other Securities	2,532,870	1.2
			16,871,178	8.1
		Health Care: 17.6%
60,354		Centene Corp.	2,144,377	1.0
36,500		Chemed Corp.	2,391,480	1.2
77,631		Healthsouth Corp.	2,037,814	1.0
49,100		Thoratec Corp.	1,611,462	0.8
36,600		Universal Health Services, Inc.	1,885,998	0.9
1,267,207		Other Securities	26,503,737	12.7
			36,574,868	17.6
		Industrials: 17.5%
74,435		Actuant Corp.	1,997,091	1.0
45,196		Acuity Brands, Inc.	2,521,033	1.2
17,896		Clean Harbors, Inc.	1,847,762	0.9
44,200	@	Genesee & Wyoming, Inc.	2,591,888	1.2
71,000		Geo Group, Inc.	1,635,130	0.8
91,200	@	Hexcel Corp.	1,996,368	1.0
103,200		Knight Transportation, Inc.	1,753,368	0.8
84,804		SYKES Enterprises, Inc.	1,825,830	0.9
29,700		Toro Co.	1,796,850	0.9
50,863		Waste Connections, Inc.	1,613,883	0.8
34,200		Watsco, Inc.	2,325,258	1.1
63,190		Woodward Governor Co.	2,202,804	1.0
372,887		Other Securities	12,214,673	5.9
			36,321,938	17.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 25.0%
47,400		Adtran, Inc.	$1,834,854	0.9
33,438		Ansys, Inc.	1,828,055	0.9
53,600	@	Aruba Networks, Inc.	1,583,880	0.8
72,015		Blackbaud, Inc.	1,996,256	0.9
50,438		Concur Technologies, Inc.	2,525,431	1.2
196,100	L	Integrated Device Technology, Inc.	1,541,346	0.7
35,289		Micros Systems, Inc.	1,754,216	0.8
115,500		Parametric Technology Corp.	2,648,415	1.3
25,600		Polycom, Inc.	1,646,080	0.8
62,000		SuccessFactors, Inc.	1,822,800	0.9
60,100		Taleo Corp.	2,225,503	1.1
1,245,041		Other Securities	30,516,969	14.7
			51,923,805	25.0
		Materials: 3.1%
256,144		Other Securities	6,498,201	3.1
		Telecommunication Services: 1.1%
125,828		Other Securities	2,280,098	1.1
		Utilities: 0.8%
43,698		Unisource Energy Corp.	1,631,246	0.8
		Total Common Stock ( Cost $167,359,435 )	199,701,969	96.0
EXCHANGE-TRADED FUNDS: 1.5%
		Financials: 1.5%
33,207		iShares Russell 2000 Growth Index Fund	3,149,684	1.5
		Total Exchange- Traded Funds ( Cost $2,982,717 )	3,149,684	1.5
		Total Long-Term Investments ( Cost $170,342,152 )	202,851,653	97.5
SHORT-TERM INVESTMENTS: 10.9%
		Securities Lending Collateralcc: 8.5%
17,302,830		BNY Mellon Overnight Government Fund (1)	17,302,830	8.3
467,298	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	373,839	0.2
		Total Securities Lending Collateral ( Cost $17,770,128 )	17,676,669	8.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
4,951,000	Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $4,951,000 )	$4,951,000	2.4
	Total Short-Term Investments ( Cost $22,721,128 )	22,627,669	10.9
	Total Investments in Securities ( Cost $193,063,280 ) *	$225,479,322	108.4
	Liabilities in Excess of Other Assets	(17,491,011)	(8.4)
	Net Assets	$207,988,311	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $195,428,406.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$37,994,975
Gross Unrealized Depreciation	(7,944,059)
Net Unrealized Appreciation	$30,050,916

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$199,701,969	$—	$—	$199,701,969
Exchange-Traded Funds	3,149,684	—	—	3,149,684
Short-Term Investments	22,253,830	—	373,839	22,627,669
Total Investments, at value	$225,105,483	$—	$373,839	$225,479,322

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839
Total Investments, at value	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation
as of June 30, 2011
(as a percentage of net assets)

Japan	20.9%
France	17.1%
United Kingdom	14.4%
Germany	10.1%
Netherlands	6.7%
Switzerland	4.3%
Canada	3.4%
Italy	3.4%
Hong Kong	2.4%
United States	1.2%
Countries between 0.7% - 2.0%^	14.4%
Other Assets and Liabilities - Net*	1.7%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 11 countries, which each represents 0.7% - 2.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Australia: 1.8%
83,692		BHP Billiton Ltd.	$3,955,349	1.8
		Brazil: 1.2%
151,000		Banco do Brasil S.A.	2,691,712	1.2
		Canada: 3.4%
52,900		Barrick Gold Corp.	2,395,841	1.1
73,500		Suncor Energy, Inc.	2,873,850	1.3
27,200		Other Securities	2,306,409	1.0
			7,576,100	3.4
		China: 1.4%
3,863,000		China Construction Bank	3,215,890	1.4
		Denmark: 1.4%
28,657		Carlsberg A/S	3,120,257	1.4
		Finland: 1.0%
68,706		Other Securities	2,218,158	1.0
		France: 17.1%
84,346		Accor S.A.	3,773,454	1.7
199,200	@	Air France-KLM	3,059,400	1.4
197,765		AXA S.A.	4,489,324	2.0
61,571		BNP Paribas	4,747,704	2.1
44,444		Capgemini S.A.	2,602,554	1.2
39,591		Cie Generale des Etablissements Michelin	3,877,555	1.7
55,084		Sanofi-Aventis	4,431,018	2.0
98,530		Total S.A.	5,696,395	2.5
94,178		Veolia Environnement	2,653,362	1.2
58,475		Other Securities	2,951,895	1.3
			38,282,661	17.1

Shares		Value	Percentage of Net Assets
	Germany: 10.1%
28,117	Allianz AG	$3,920,848	1.7
40,236	Deutsche Bank AG	2,374,765	1.1
267,728	Deutsche Telekom AG	4,177,690	1.9
91,481	E.ON AG	2,600,307	1.2
51,129	SAP AG	3,099,883	1.4
31,721	Siemens AG	4,359,153	1.9
33,360	Other Securities	2,020,224	0.9
		22,552,870	10.1
	Hong Kong: 2.4%
439,500	HongKong Electric Holdings	3,326,593	1.5
147,000	Other Securities	2,158,701	0.9
		5,485,294	2.4
	Ireland: 0.7%
136,940	Other Securities	1,632,366	0.7
	Israel: 1.2%
54,200	Teva Pharmaceutical Industries Ltd. ADR ADR	2,613,524	1.2
	Italy: 3.4%
401,173	Enel S.p.A.	2,621,350	1.2
239,112	Fiat S.p.A	2,627,397	1.2
178,641	Other Securities	2,307,271	1.0
		7,556,018	3.4
	Japan: 20.9%
702,000	Hitachi Ltd.	4,166,372	1.9
682	Inpex Holdings, Inc.	5,042,152	2.2
151,000	JGC Corp.	4,136,965	1.8
174,600	Mitsubishi Corp.	4,361,134	1.9
509,100	Nissan Motor Co., Ltd.	5,350,241	2.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Japan (continued)
2,055	NTT DoCoMo, Inc.	$3,670,109	1.6
128,200	Omron Corp.	3,565,035	1.6
123,700	Seven & I Holdings Co., Ltd.	3,326,785	1.5
98,800	Sumitomo Mitsui Financial Group, Inc.	3,046,467	1.4
63,200	Takeda Pharmaceutical Co., Ltd.	2,920,909	1.3
132,700	Tokio Marine Holdings, Inc.	3,714,856	1.7
64,300	Tokyo Electron Ltd.	3,516,109	1.6
		46,817,134	20.9
	Netherlands: 6.7%
90,213	European Aeronautic Defence and Space Co. NV	3,019,230	1.4
164,818	Royal Dutch Shell PLC - Class A	5,864,832	2.6
134,243	Unilever NV	4,405,968	2.0
22,556	Other Securities	1,657,870	0.7
		14,947,900	6.7
	Portugal: 1.0%
654,952	Other Securities	2,324,333	1.0
	Singapore: 1.6%
230,000	United Overseas Bank Ltd.	3,692,685	1.6
	Spain: 1.2%
227,337	Banco Santander Central Hispano S.A.	2,618,969	1.2
	Sweden: 1.9%
284,897	Other Securities	4,388,460	1.9
	Switzerland: 4.3%
96,441	Novartis AG	5,910,591	2.6
209,336	UBS AG - Reg	3,820,293	1.7
		9,730,884	4.3
	United Kingdom: 14.4%
67,573	Anglo American PLC	3,351,224	1.5
112,100	BP PLC ADR ADR	4,964,909	2.2
189,039	GlaxoSmithKline PLC	4,051,924	1.8
318,513	HSBC Holdings PLC	3,157,983	1.4
2,131,454	Vodafone Group PLC	5,651,875	2.5
202,367	Xstrata PLC	4,457,227	2.0
1,805,040	Other Securities	6,664,642	3.0
		32,299,784	14.4

Shares			Value	Percentage of Net Assets
		United States: 1.2%
89,500		Coca-Cola Enterprises, Inc.	$2,611,610	1.2
		Total Common Stock ( Cost $206,549,003 )	220,331,958	98.3
SHORT-TERM INVESTMENTS: 7.1%
		Securities Lending Collateralcc: 5.8%
12,632,689		BNY Mellon Overnight Government Fund (1)	12,632,689	5.7
344,567	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	275,654	0.1
		Total Securities Lending Collateral ( Cost $12,977,256 )	12,908,343	5.8
		Mutual Funds: 1.3%
2,938,000		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $2,938,000 )	2,938,000	1.3
		Total Short-Term Investments ( Cost $15,915,256 )	15,846,343	7.1
		Total Investments in Securities ( Cost $222,464,259 ) *	$236,178,301	105.4
		Liabilities in Excess of Other Assets	(12,027,260)	(5.4)
		Net Assets	$224,151,041	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $226,910,904.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$20,972,642
Gross Unrealized Depreciation	(7,980,745)
Net Unrealized Appreciation	$12,991,897

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Consumer Discretionary	7.0%
Consumer Staples	9.3
Energy	10.8
Financials	24.4
Health Care	8.9
Industrials	10.1
Information Technology	7.7
Materials	8.0
Telecommunication Services	6.0
Utilities	6.1
Short-Term Investments	8.7
Other Assets and Liabilities - Net	(7.0)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Australia	$—	$3,955,349	$—	$3,955,349
Brazil	2,691,712	—	—	2,691,712
Canada	7,576,100	—	—	7,576,100
China	—	3,215,890	—	3,215,890
Denmark	—	3,120,257	—	3,120,257
Finland	—	2,218,158	—	2,218,158
France	—	38,282,661	—	38,282,661
Germany	—	22,552,870	—	22,552,870
Hong Kong	3,326,593	2,158,701	—	5,485,294
Ireland	1,632,366	—	—	1,632,366
Israel	2,613,524	—	—	2,613,524
Italy	—	7,556,018	—	7,556,018
Japan	—	46,817,134	—	46,817,134
Netherlands	—	14,947,900	—	14,947,900
Portugal	—	2,324,333	—	2,324,333
Singapore	—	3,692,685	—	3,692,685
Spain	—	2,618,969	—	2,618,969
Sweden	—	4,388,460	—	4,388,460
Switzerland	—	9,730,884	—	9,730,884
United Kingdom	4,964,909	27,334,875	—	32,299,784
United States	2,611,610	—	—	2,611,610
Total Common Stock	25,416,814	194,915,144	—	220,331,958
Short-Term Investments	15,570,689	—	275,654	15,846,343
Total Investments, at value	$40,987,503	$194,915,144	$275,654	$236,178,301

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654
Total Investments, at value	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 E Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UVPTADVISS2  (0611-082211)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Australia: 1.8%
83,692		BHP Billiton Ltd.	$3,955,349	1.8

		Brazil: 1.2%
151,000		Banco do Brasil S.A.	2,691,712	1.2

		Canada: 3.4%
52,900		Barrick Gold Corp.	2,395,841	1.1
73,500		Suncor Energy, Inc.	2,873,850	1.3
27,200		Toronto Dominion Bank	2,306,409	1.0
			7,576,100	3.4

		China: 1.4%
3,863,000		China Construction Bank	3,215,890	1.4

		Denmark: 1.4%
28,657		Carlsberg A/S	3,120,257	1.4

		Finland: 1.0%
68,706		Sampo OYJ	2,218,158	1.0

		France: 17.1%
84,346		Accor S.A.	3,772,954	1.7
199,200	@	Air France-KLM	3,059,400	1.4
26,751		Alstom	1,647,729	0.7
197,765		AXA S.A.	4,489,324	2.0
61,571		BNP Paribas	4,747,704	2.1
44,444		Capgemini S.A.	2,602,554	1.2
31,724		Carrefour S.A.	1,304,166	0.6
39,591		Cie Generale des Etablissements Michelin	3,877,055	1.7
55,084		Sanofi-Aventis	4,431,018	2.0
98,530		Total S.A.	5,696,395	2.5
94,178		Veolia Environnement	2,653,362	1.2
			38,281,661	17.1

		Germany: 10.1%
28,117		Allianz AG	3,920,849	1.7
40,236		Deutsche Bank AG	2,374,764	1.1
267,728		Deutsche Telekom AG	4,177,690	1.9
91,481		E.ON AG	2,600,307	1.2
33,360		Metro AG	2,020,224	0.9
51,129		SAP AG	3,099,883	1.4
31,721		Siemens AG	4,359,153	1.9
			22,552,870	10.1

		Hong Kong: 2.4%
147,000		Cheung Kong Holdings Ltd.	2,158,701	0.9
439,500		HongKong Electric Holdings	3,326,593	1.5
			5,485,294	2.4

		Ireland: 0.7%
136,940	@	Smurfit Kappa PLC	1,632,366	0.7

		Israel: 1.2%
54,200		Teva Pharmaceutical Industries Ltd. ADR	2,613,524	1.2

		Italy: 3.4%
401,173		Enel S.p.A.	2,621,350	1.2
178,641		Fiat Industrial SpA	2,307,271	1.0
239,112		Fiat S.p.A	2,627,397	1.2
			7,556,018	3.4
		Japan: 20.9%
702,000		Hitachi Ltd.	4,166,372	1.9
682		Inpex Holdings, Inc.	5,042,152	2.2
151,000		JGC Corp.	4,136,965	1.8
174,600		Mitsubishi Corp.	4,361,134	1.9
509,100		Nissan Motor Co., Ltd.	5,350,241	2.4
2,055		NTT DoCoMo, Inc.	3,670,109	1.6
128,200		Omron Corp.	3,565,035	1.6
123,700		Seven & I Holdings Co., Ltd.	3,326,785	1.5
98,800		Sumitomo Mitsui Financial Group, Inc.	3,046,467	1.4
63,200		Takeda Pharmaceutical Co., Ltd.	2,920,909	1.3
132,700		Tokio Marine Holdings, Inc.	3,714,856	1.7
64,300		Tokyo Electron Ltd.	3,516,109	1.6
			46,817,134	20.9
		Netherlands: 6.7%
90,213		European Aeronautic Defence and Space Co. NV	3,019,230	1.4
22,556		Nutreco Holding NV	1,657,870	0.7
164,818		Royal Dutch Shell PLC - Class A	5,864,832	2.6
134,243		Unilever NV	4,405,968	2.0
			14,947,900	6.7
		Portugal: 1.0%
654,952		Energias de Portugal S.A.	2,324,333	1.0

		Singapore: 1.6%
230,000		United Overseas Bank Ltd.	3,692,685	1.6

		Spain: 1.2%
227,337		Banco Santander Central Hispano S.A.	2,618,969	1.2

		Sweden: 1.9%
148,119		Svenska Cellulosa AB - B Shares	2,088,410	0.9
136,778		Swedbank AB	2,300,050	1.0
			4,388,460	1.9
		Switzerland: 4.3%
96,441		Novartis AG	5,910,591	2.6
209,336		UBS AG - Reg	3,820,293	1.7
			9,730,884	4.3
		United Kingdom: 14.4%
67,573		Anglo American PLC	3,351,224	1.5
112,100		BP PLC ADR	4,964,909	2.2
189,039		GlaxoSmithKline PLC	4,051,924	1.8

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
318,513		HSBC Holdings PLC	$3,157,983	1.4
408,411		J Sainsbury PLC	2,163,465	1.0
1,204,411		Legal & General Group PLC	2,281,664	1.0
192,218		Prudential PLC	2,219,513	1.0
2,131,454		Vodafone Group PLC	5,651,875	2.5
202,367		Xstrata PLC	4,457,227	2.0
			32,299,784	14.4

		United States: 1.2%
89,500		Coca-Cola Enterprises, Inc.	2,611,610	1.2

		Total Common Stock (Cost $206,548,003)	220,330,958	98.3

SHORT-TERM INVESTMENTS: 7.1%
		Securities Lending Collateral(cc): 5.8%
12,632,689		BNY Mellon Overnight Government Fund(1)	12,632,689	5.6
344,567	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	275,654	0.2
		Total Securities Lending Collateral (Cost $12,977,256)	12,908,343	5.8

		Mutual Funds: 1.3%
2,938,000		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $2,938,000)	2,938,000	1.3

		Total Short-Term Investments (Cost $15,915,256)	15,846,343	7.1

		Total Investments in Securities (Cost $222,463,259)*	$236,177,301	105.4
		Liabilities in Excess of Other Assets	(12,026,260)	(5.4)
		Net Assets	$224,151,041	100.0

@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $226,910,904.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$20,972,642
	Gross Unrealized Depreciation	(7,980,745)
	Net Unrealized appreciation	$12,991,897

Industry	Percentage of Net Assets
Consumer Discretionary	7.0%
Consumer Staples	9.3
Energy	10.8
Financials	24.4
Health Care	8.9
Industrials	10.1
Information Technology	7.7
Materials	8.0
Telecommunication Services	6.0
Utilities	6.1
Short-Term Investments	7.1
Other Assets and Liabilities - Net	(5.4)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$3,955,349	$—	$3,955,349
Brazil	2,691,712	—	—	2,691,712
Canada	7,576,100	—	—	7,576,100
China	—	3,215,890	—	3,215,890
Denmark	—	3,120,257	—	3,120,257
Finland	—	2,218,158	—	2,218,158
France	—	38,281,661	—	38,281,661
Germany	—	22,552,870	—	22,552,870
Hong Kong	3,326,593	2,158,701	—	5,485,294
Ireland	1,632,366	—	—	1,632,366
Israel	2,613,524	—	—	2,613,524
Italy	—	7,556,018	—	7,556,018
Japan	—	46,817,134	—	46,817,134
Netherlands	—	14,947,900	—	14,947,900
Portugal	—	2,324,333	—	2,324,333
Singapore	—	3,692,685	—	3,692,685
Spain	—	2,618,969	—	2,618,969
Sweden	—	4,388,460	—	4,388,460
Switzerland	—	9,730,884	—	9,730,884
United Kingdom	4,964,909	27,334,875	—	32,299,784
United States	2,611,610	—	—	2,611,610
Total Common Stock	25,416,814	194,914,144	—	220,330,958
Short-Term Investments	15,570,689	—	275,654	15,846,343
Total Investments, at value	$40,987,503	$194,914,144	$275,654	$236,177,301

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 16.8%
408,370		Bed Bath & Beyond, Inc.	$23,836,557	2.4
215,086		Coach, Inc.	13,750,448	1.4
523,080		Foot Locker, Inc.	12,428,381	1.2
486,370		Harley-Davidson, Inc.	19,926,579	2.0
1,094,370		Interpublic Group of Cos., Inc.	13,679,625	1.4
171,240	@	Liberty Media Corp. - Starz	12,884,098	1.3
561,260		Macy’s, Inc.	16,411,242	1.6
388,980		Marriott International, Inc.	13,804,900	1.4
933,900	L	Regal Entertainment Group	11,533,665	1.1
218,300		Ross Stores, Inc.	17,490,196	1.7
398,834		Wyndham Worldwide Corp.	13,420,764	1.3
			169,166,455	16.8

		Consumer Staples: 7.2%
613,510		Coca-Cola Enterprises, Inc.	17,902,222	1.8
219,230		Herbalife Ltd.	12,636,417	1.3
289,420		Hershey Co.	16,453,527	1.6
86,520		Lorillard, Inc.	9,419,432	0.9
253,508		Whole Foods Market, Inc.	16,085,083	1.6
			72,496,681	7.2

		Energy: 8.8%
217,280		Alpha Natural Resources, Inc.	9,873,203	1.0
493,379		Arch Coal, Inc.	13,153,484	1.3
503,540		McMoRan Exploration Co.	9,305,419	0.9
193,240		Murphy Oil Corp.	12,688,138	1.3
764,675		Precision Drilling Corp.	10,980,733	1.1
345,100		Range Resources Corp.	19,153,050	1.9
231,940		Whiting Petroleum Corp.	13,199,706	1.3
			88,353,733	8.8

		Financials: 7.3%
186,860	L	Digital Realty Trust, Inc.	11,544,211	1.1
697,560		Fifth Third Bancorp.	8,893,890	0.9
87,380		IntercontinentalExchange, Inc.	10,897,160	1.1
431,077		Invesco Ltd.	10,087,202	1.0
109,050		Jones Lang LaSalle, Inc.	10,283,415	1.0
320,780		Lazard Ltd.	11,900,938	1.2
324,990		Marsh & McLennan Cos., Inc.	10,136,438	1.0
			73,743,254	7.3

		Health Care: 13.0%
390,360		Agilent Technologies, Inc.	19,951,300	2.0
177,970		AmerisourceBergen Corp.	7,367,958	0.7
201,250		Cardinal Health, Inc.	9,140,775	0.9
159,330		Cooper Cos., Inc.	12,625,309	1.2
552,040		Healthsouth Corp.	14,491,050	1.4
257,500	@,L	Impax Laboratories, Inc.	5,610,925	0.6
209,430		Laboratory Corp. of America Holdings	20,270,730	2.0
226,880		St. Jude Medical, Inc.	10,817,638	1.1
156,630		Waters Corp.	14,995,756	1.5
232,896		Watson Pharmaceuticals, Inc.	16,006,942	1.6
			131,278,383	13.0

		Industrials: 14.3%
183,210		Acuity Brands, Inc.	10,219,454	1.0
96,853		Cooper Industries PLC	5,779,218	0.6
121,700		Donaldson Co., Inc.	7,384,756	0.7
172,680		Dover Corp.	11,707,704	1.2
149,687		Gardner Denver, Inc.	12,581,192	1.2
9,640		Nordson Corp.	528,754	0.0
143,680		Regal-Beloit Corp.	9,593,514	0.9
177,192		Roper Industries, Inc.	14,760,094	1.5
175,140	@	TransDigm Group, Inc.	15,971,016	1.6
342,720		Trinity Industries, Inc.	11,954,074	1.2
344,750	@	Verisk Analytics, Inc.	11,935,245	1.2
131,460	@	WABCO Holdings, Inc.	9,078,628	0.9
456,500		Waste Connections, Inc.	14,484,745	1.4
247,004	L	Woodward Governor Co.	8,610,559	0.9
			144,588,953	14.3

		Information Technology: 21.2%
384,230		Adobe Systems, Inc.	12,084,034	1.2
404,740		Analog Devices, Inc.	15,841,524	1.6
360,503		Autodesk, Inc.	13,915,416	1.4
332,670		BMC Software, Inc.	18,197,049	1.8
307,160		Broadcom Corp.	10,332,862	1.0
195,680		Check Point Software Technologies	11,124,408	1.1
240,112		Citrix Systems, Inc.	19,208,960	1.9
262,690		Gartner, Inc.	10,583,780	1.1
369,220		Intuit, Inc.	19,147,749	1.9
251,050		Lam Research Corp.	11,116,494	1.1
680,510		Marvell Technology Group Ltd.	10,047,730	1.0
292,090		Micros Systems, Inc.	14,519,794	1.4
190,664		NetApp, Inc.	10,063,246	1.0
521,850		QLogic Corp.	8,307,852	0.8
370,670		VeriSign, Inc.	12,402,618	1.2
862,670		Western Union Co.	17,279,280	1.7
			214,172,796	21.2

		Materials: 7.7%
243,410		Albemarle Corp.	16,843,972	1.7
113,770		Cliffs Natural Resources, Inc.	10,518,036	1.0
367,960		Ecolab, Inc.	20,745,585	2.1
352,570		Packaging Corp. of America	9,868,434	1.0
267,910		Sigma-Aldrich Corp.	19,659,236	1.9
			77,635,263	7.7

		Telecommunication Services: 1.2%
324,960		SBA Communications Corp.	12,410,222	1.2

	Total Common Stock (Cost $815,210,869)		983,845,740	97.5

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
		Securities Lending Collateral(cc): 2.3%
22,236,695		BNY Mellon Overnight Government Fund(1)	$22,236,695	2.2
1,315,745	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,052,596	0.1
	Total Securities Lending Collateral (Cost $23,552,440)		23,289,291	2.3

		Mutual Funds: 2.2%
21,815,000		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $21,815,000)	21,815,000	2.2

	Total Short-Term Investments (Cost $45,367,440)		45,104,291	4.5

	Total Investments in Securities (Cost $860,578,309)*		$1,028,950,031	102.0
	Liabilities in Excess of Other Assets		(20,192,670)	(2.0)
	Net Assets		$1,008,757,361	100.0

@	Non-income producing security

(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $862,042,391.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$177,402,846
	Gross Unrealized Depreciation	(10,495,206)
	Net Unrealized appreciation	$166,907,640

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$983,845,740	$—	$—	$983,845,740

See Accompanying Notes to Financial Statements

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Short-Term Investments	$44,051,695	$—	$1,052,596	$45,104,291
Total Investments, at value	$1,027,897,435	$—	$1,052,596	$1,028,950,031

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Consumer Discretionary: 15.4%
43,649		Arbitron, Inc.	$1,804,013	0.9
24,836	@	Arctic Cat, Inc.	333,547	0.2
30,700		Bally Technologies, Inc.	1,248,876	0.6
62,400		California Pizza Kitchen, Inc.	1,152,528	0.6
24,300		Childrens Place Retail Stores, Inc.	1,081,107	0.5
87,766		Cinemark Holdings, Inc.	1,817,634	0.9
77,400	L	Collective Brands, Inc.	1,137,006	0.5
73,209		Cooper Tire & Rubber Co.	1,448,806	0.7
20,500	L	Gildan Activewear, Inc.	720,985	0.3
41,999		Hibbett Sporting Goods, Inc.	1,709,779	0.8
34,400	@,L	Imax Corp.	1,115,592	0.5
57,500		Jack in the Box, Inc.	1,309,850	0.6
55,351	L	Life Time Fitness, Inc.	2,209,058	1.1
56,898		LKQ Corp.	1,484,469	0.7
66,007	L	Lumber Liquidators	1,676,578	0.8
50,850		Monro Muffler, Inc.	1,896,196	0.9
183,376		OfficeMax, Inc.	1,439,502	0.7
47,200	L	PF Chang’s China Bistro, Inc.	1,899,328	0.9
32,418		Pool Corp.	966,381	0.5
107,400		Sally Beauty Holdings, Inc.	1,836,540	0.9
241,300	@	Smith & Wesson Holding Corp.	723,900	0.3
25,029	@	Steiner Leisure Ltd.	1,143,325	0.6
81,400	@,L	Talbots, Inc.	271,876	0.1
68,033		Wet Seal, Inc.	304,108	0.1
41,400		Wyndham Worldwide Corp.	1,393,110	0.7
			32,124,094	15.4

		Consumer Staples: 2.0%
33,300		Casey’s General Stores, Inc.	1,465,200	0.7
23,700	L	Diamond Foods, Inc.	1,809,258	0.8
45,450		Flowers Foods, Inc.	1,001,718	0.5
			4,276,176	2.0

		Energy: 5.4%
42,900		Bill Barrett Corp.	1,988,415	1.0
52,700		Carrizo Oil & Gas, Inc.	2,200,225	1.1
29,982		Dril-Quip, Inc.	2,033,679	1.0
15,600		Holly Corp.	1,082,640	0.5
112,115		McMoRan Exploration Co.	2,071,885	1.0
13,700	@	Rosetta Resources, Inc.	706,098	0.3
31,100		World Fuel Services Corp.	1,117,423	0.5
			11,200,365	5.4

		Financials: 8.1%
26,600		Digital Realty Trust, Inc.	1,643,348	0.8
93,000	@	Dollar Financial Corp.	2,013,450	1.0
66,762		Ezcorp, Inc.	2,375,058	1.1
228,179		Hersha Hospitality Trust	1,270,957	0.6
24,562		Portfolio Recovery Associates, Inc.	2,082,612	1.0
29,900	L	Signature Bank	1,710,280	0.8
35,190		Stifel Financial Corp.	1,261,913	0.6
35,600		SVB Financial Group	2,125,676	1.0
89,200		Tanger Factory Outlet Centers, Inc.	2,387,884	1.2
			16,871,178	8.1

		Health Care: 17.6%
19,200		Acorda Therapeutics, Inc.	620,352	0.3
44,100		Affymetrix, Inc.	349,713	0.2
37,200	@,L	Anthera Pharmaceuticals, Inc.	303,924	0.1
28,700	@	Auxilium Pharmaceuticals, Inc.	562,520	0.3
24,900	@	BioMarin Pharmaceuticals, Inc.	677,529	0.3
4,585		Bio-Rad Laboratories, Inc.	547,266	0.3
60,354		Centene Corp.	2,144,378	1.0
36,500		Chemed Corp.	2,391,480	1.2
25,200		Cubist Pharmaceuticals, Inc.	906,948	0.4
21,788		Haemonetics Corp.	1,402,494	0.7
77,631		Healthsouth Corp.	2,037,814	1.0
18,700		Incyte Corp.	354,178	0.2
22,900	@,L	InterMune, Inc.	820,965	0.4
23,370		IPC The Hospitalist Co., Inc.	1,083,199	0.5
33,400	@	Luminex Corp.	698,060	0.3
63,700	@	MedAssets, Inc.	851,032	0.4
37,100		Medicines Co.	612,521	0.3
19,405		Mednax, Inc.	1,400,847	0.7
57,391		Meridian Bioscience, Inc.	1,383,697	0.7
41,800		Merit Medical Systems, Inc.	751,146	0.4
35,900	@,L	Momenta Pharmaceuticals, Inc.	698,614	0.3
86,920		Nektar Therapeutics	631,908	0.3
20,018		Neogen Corp.	905,014	0.4
20,124	@,L	OncoGenex Pharmaceutical, Inc.	342,712	0.2
36,800		Onyx Pharmaceuticals, Inc.	1,299,040	0.6
67,000	@,L	Optimer Pharmaceuticals, Inc.	796,630	0.4
43,050		Owens & Minor, Inc.	1,484,794	0.7
40,300	L	PSS World Medical, Inc.	1,128,803	0.5
26,500		Salix Pharmaceuticals Ltd.	1,055,495	0.5
76,295	L	Savient Pharmaceuticals, Inc.	571,449	0.3
58,600	@,L	Seattle Genetics, Inc.	1,202,472	0.6
14,766	@	SonoSite, Inc.	519,320	0.2

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
43,900		Steris Corp.	$1,535,622	0.7
49,100		Thoratec Corp.	1,611,462	0.8
36,600		Universal Health Services, Inc.	1,885,998	0.9
39,673	@	Vanda Pharmaceuticals, Inc.	283,265	0.1
91,522	@	Vical, Inc.	377,071	0.2
42,400	@,L	Vivus, Inc.	345,136	0.2
			36,574,868	17.6

		Industrials: 17.5%
74,435		Actuant Corp.	1,997,091	1.0
45,196		Acuity Brands, Inc.	2,521,033	1.2
21,144	@	Advisory Board Co.	1,223,815	0.6
29,758	L	Allegiant Travel Co.	1,473,021	0.7
17,896		Clean Harbors, Inc.	1,847,762	0.9
29,662		EnPro Industries, Inc.	1,425,852	0.7
44,200	@	Genesee & Wyoming, Inc.	2,591,888	1.2
71,000		Geo Group, Inc.	1,635,130	0.8
39,245		Gorman-Rupp Co.	1,292,730	0.6
90,450		Healthcare Services Group	1,469,813	0.7
91,200	@	Hexcel Corp.	1,996,368	1.0
103,200		Knight Transportation, Inc.	1,753,368	0.8
22,400		Regal-Beloit Corp.	1,495,648	0.7
51,428		Simpson Manufacturing Co., Inc.	1,536,154	0.7
84,804		SYKES Enterprises, Inc.	1,825,830	0.9
28,200		Teledyne Technologies, Inc.	1,420,152	0.7
29,700		Toro Co.	1,796,850	0.9
60,600		TrueBlue, Inc.	877,488	0.4
50,863		Waste Connections, Inc.	1,613,883	0.8
34,200		Watsco, Inc.	2,325,258	1.1
63,190		Woodward Governor Co.	2,202,804	1.1
			36,321,938	17.5

		Information Technology: 25.0%
2,900		Acme Packet, Inc.	203,377	0.1
47,400		Adtran, Inc.	1,834,854	0.9
78,789		Advanced Energy Industries, Inc.	1,165,289	0.6
33,438		Ansys, Inc.	1,828,055	0.9
5,200		Ariba, Inc.	179,244	0.1
53,600	@	Aruba Networks, Inc.	1,583,880	0.8
87,300	@	Aspen Technology, Inc.	1,499,814	0.7
72,015		Blackbaud, Inc.	1,996,256	1.0
33,200	L	Blackboard, Inc.	1,440,548	0.7
60,204		Blue Coat Systems, Inc.	1,316,059	0.6
40,900	L	Cognex Corp.	1,449,087	0.7
50,438		Concur Technologies, Inc.	2,525,431	1.2
50,962		DealerTrack Holdings, Inc.	1,169,578	0.6
88,962		Formfactor, Inc.	805,996	0.4
25,900		Informatica Corp.	1,513,337	0.7
196,100	L	Integrated Device Technology, Inc.	1,541,346	0.7
38,500	L	LogMeIn, Inc.	1,484,945	0.7
28,257	@,L	Meru Networks, Inc.	339,367	0.2
35,289		Micros Systems, Inc.	1,754,216	0.8
51,000		MKS Instruments, Inc.	1,347,420	0.6
57,100		Monolithic Power Systems, Inc.	880,482	0.4
24,400	@	Multi-Fineline Electronix, Inc.	527,284	0.2
49,713		National Instruments Corp.	1,475,979	0.7
12,900	@	Netlogic Microsystems, Inc.	521,418	0.2
115,500		Parametric Technology Corp.	2,648,415	1.3
33,271		Plexus Corp.	1,158,164	0.6
25,600		Polycom, Inc.	1,646,080	0.8
60,300		Quest Software, Inc.	1,370,619	0.7
64,600		Radiant Systems, Inc.	1,350,140	0.6
35,900		Riverbed Technolgoy, Inc.	1,421,281	0.7
14,527		Scansource, Inc.	544,472	0.3
53,400		Semtech Corp.	1,459,956	0.7
54,400	@,L	SolarWinds, Inc.	1,422,016	0.7
6,688		Sourcefire, Inc.	198,767	0.1
31,700		SRA International, Inc.	980,164	0.5
62,000		SuccessFactors, Inc.	1,822,800	0.9
49,200	L	Synaptics, Inc.	1,266,408	0.6
60,100		Taleo Corp.	2,225,503	1.1
63,424		Verigy Ltd.	949,457	0.4
41,444		Websense, Inc.	1,076,301	0.5
			51,923,805	25.0

		Materials: 3.1%
33,100		Buckeye Technologies, Inc.	893,038	0.4
83,100		Commercial Metals Co.	1,192,485	0.6
48,100		HB Fuller Co.	1,174,602	0.6
20,844		Minerals Technologies, Inc.	1,381,749	0.7
12,100		Silgan Holdings, Inc.	495,737	0.2
58,900		Worthington Industries	1,360,590	0.6
			6,498,201	3.1

		Telecommunication Services: 1.1%
86,128		Alaska Communications Systems Group, Inc.	763,955	0.4
39,700		SBA Communications Corp.	1,516,143	0.7
			2,280,098	1.1

		Utilities: 0.8%
43,698		Unisource Energy Corp.	1,631,246	0.8

	Total Common Stock (Cost $167,359,435)		199,701,969	96.0

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.5%
		Financials: 1.5%
33,207		iShares Russell 2000 Growth Index Fund	$3,149,684	1.5

		Total Exchange-Traded Funds (Cost $2,982,717)	3,149,684	1.5

		Total Long-Term Investments (Cost $170,342,152)	202,851,653	97.5

SHORT-TERM INVESTMENTS: 10.9%
		Securities Lending Collateral(cc): 8.5%
17,302,830		BNY Mellon Overnight Government Fund(1)	17,302,830	8.3
467,298	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	373,839	0.2
		Total Securities Lending Collateral (Cost $17,770,128)	17,676,669	8.5

		Mutual Funds: 2.4%
4,951,000		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $4,951,000)	4,951,000	2.4

		Total Short-Term Investments (Cost $22,721,128)	22,627,669	10.9

		Total Investments in Securities (Cost $193,063,280)*	$225,479,322	108.4
		Liabilities in Excess of Other Assets	(17,491,011)	(8.4)
		Net Assets	$207,988,311	100.0

@	Non-income producing security

(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $195,428,406.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$37,994,975
	Gross Unrealized Depreciation	(7,944,059)
	Net Unrealized appreciation	$30,050,916

See Accompanying Notes to Financial Statements

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$199,701,969	$—	$—	$199,701,969
Exchange-Traded Funds	3,149,684	—	—	3,149,684
Short-Term Investments	22,253,830	—	373,839	22,627,669
Total Investments, at value	$225,105,483	$—	$373,839	$225,479,322

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 2, 2011

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 2, 2011